Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,722,690)	$ (1,926,279)	$ (4,339,653)	$ (3,306,512)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	64,748	83,891	147,934	124,644
Stock-based compensation	691,311	702,681	1,473,642	678,146
Common stock issued in payment of consulting services and settlement of accounts payable		2,906	5,288	439,999
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(902,649)	346,940	(13,090)	7,947
Deferred financing costs		(73,000)
Subscription receivable		(375,000)
Accounts payable and accrued expenses	(8,469)	647,234	1,341,019	923,942
Net cash used in operating activities	(4,877,749)	(590,627)	(1,384,860)	(1,131,834)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of notes payable	(493,480)
Proceeds from the issuance of debt		72,100	72,100	500,000
Proceeds from related party notes payable	100,000
Repayment of related party notes payable	(100,000)
Deferred financing costs			(50,880)
Proceeds from the issuance of stock		893,900	1,376,900	625,000
Offering costs related to initial public offering	(2,216,793)
Proceeds from initial public offering of common stock	18,000,000
Net cash provided by financing activities	15,289,727	966,000	1,398,120	1,125,000
Net change in cash	10,411,978	375,373	13,260	(6,834)
Cash, beginning of period	54,796	41,536	41,536	48,370
Cash, end of period	10,466,774	416,909	54,796	41,536
Supplemental disclosure of cash and non-cash financing activities
Cash paid for interest	34,707
Cash paid for taxes
Debt issued in payment of consulting services and settlement of accounts payable		$ 169,740	228,960	264,520
Common stock issued in payment of consulting services and settlement of accounts payable				23,816
Deferred financing costs, included in accounts payable and accrued expenses			$ 341,457